Significant Events - Acquisition of Two US Wind Projects (Details) $ in Millions, $ in Millions				12 Months Ended
	Jan. 02, 2019 CAD ($)	Jan. 02, 2019 USD ($)	Feb. 20, 2018 power_purchase_arrangement MW	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Apr. 20, 2018 CAD ($)
US Wind Projects [Member]
Investment [Line Items]
Notes and debentures issued | $						$ 25
US Wind Projects - Big Level [Member]
Investment [Line Items]
Capacity of facility (in megawatts) | MW			90
Term of power purchase arrangement			15 years
US Wind Projects - Antrim [Member]
Investment [Line Items]
Capacity of facility (in megawatts) | MW			29
Number of power purchase arrangements | power_purchase_arrangement			2
Term of power purchase arrangement			20 years
TransAlta Renewables
Investment [Line Items]
Payments for development project expenditure				$ 61	$ 48
TransAlta Renewables | US Wind Projects [Member]
Investment [Line Items]
Payments for development project expenditure | $					$ 240
Funding Of Construction Costs [Member] | TransAlta Renewables
Investment [Line Items]
Payments for development project expenditure	$ 45	$ 33